Capital Stock and Long-term Retention Plan	12 Months Ended
Dec. 31, 2023
Capital Stock and Long-term Retention Plan
Capital Stock and Long-term Retention Plan

17.Capital Stock and Long-term Retention Plan

Capital Stock

The Company has four classes of capital stock: Series “A” Shares, Series “B” Shares, Series “D” Shares and Series “L” Shares, with no par value. The Series “A” Shares and Series “B” Shares are common shares. The Series “D” Shares are limited-voting and preferred dividend shares, with a preference upon liquidation. The Series “L” Shares are limited-voting shares.

The Company’s shares are publicly traded in Mexico, primarily in the form of Ordinary Participation Certificates (“CPOs”), each CPO representing 117 shares comprised of 25 Series “A” Shares, 22 Series “B” Shares, 35 Series “D” Shares and 35 Series “L” Shares; and in the United States in the form of Global Depositary Shares (“GDS”), each GDS representing five CPOs. Non-Mexican holders of CPOs do not have voting rights with respect to the Series “A”, Series “B” and Series “D” Shares.

At December 31, 2023, shares of capital stock and CPOs consisted of (in millions):

		Repurchased	Held by a
	Authorized and	by the	Company’s
	Issued (1)	Company (2)	Trust (3)	Outstanding
Series “A” Shares	119,301.6	(687.5)	(5,172.4)	113,441.7
Series “B” Shares	55,487.3	(605.0)	(4,536.9)	50,345.4
Series “D” Shares	84,525.2	(962.5)	(3,468.0)	80,094.7
Series “L” Shares	84,525.2	(962.5)	(3,468.0)	80,094.7
Total	343,839.3	(3,217.5)	(16,645.3)	323,976.5

Shares in the form of CPOs	282,555.0	(3,217.5)	(11,593.0)	267,744.5
Shares not in the form of CPOs	61,284.3	—	(5,052.3)	56,232.0
Total	343,839.3	(3,217.5)	(16,645.3)	323,976.5
CPOs	2,415.0	(27.5)	(99.1)	2,288.4

(1)	As of December 31, 2023, the authorized and issued capital stock amounted to Ps.4,722,776 (nominal Ps.2,366,461).
(2)	In connection with a share repurchase program that was approved by the Company’s stockholders and is exercised at the discretion of management. During the year ended December 31, 2023, the Company repurchased 8,154.9 million shares, in the form of 69.7 million CPOs, in the amount of Ps.1,197,082, in connection with a share repurchase program that was approved by the Company’s stockholders. In April 2023, the Company´s stockholders approved the cancellation in May 2023 of 8,294.7 million shares of the Company’s capital stock in the form of 70.9 million CPOs, which were repurchased by the Company in 2022 and 2023.
(3)	Primarily, in connection with the Company’s LTRP described below.

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2023 and 2022, is presented as follows (in millions):

	Series “A”	Series “B”	Series “D”	Series “L”	Shares	CPOs
	Shares	Shares	Shares	Shares	Outstanding	Outstanding
As of January 1, 2022	114,085.0	51,463.5	81,873.7	81,873.7	329,295.9	2,339.2
Acquired (1)	(717.4)	(631.3)	(1,004.3)	(1,004.3)	(3,357.3)	(28.7)
Forfeited (2)	(155.5)	(136.9)	(217.8)	(217.8)	(728.0)	(6.2)
Acquired (2)	(598.0)	(526.3)	(837.3)	(837.3)	(2,798.9)	(23.9)
Released (2)	2,136.1	1,480.7	2,355.6	2,355.6	8,328.0	67.3
As of December 31, 2022	114,750.2	51,649.7	82,169.9	82,169.9	330,739.7	2,347.7
Acquired (1)	(1,742.5)	(1,533.4)	(2,439.5)	(2,439.5)	(8,154.9)	(69.7)
Forfeited (2)	(139.4)	(122.7)	(195.2)	(195.2)	(652.5)	(5.6)
Acquired (2)	(316.9)	(278.9)	(443.6)	(443.6)	(1,483.0)	(12.7)
Released (2)	890.3	630.7	1,003.1	1,003.1	3,527.2	28.7
As of December 31, 2023	113,441.7	50,345.4	80,094.7	80,094.7	323,976.5	2,288.4

(1)	Repurchased or cancelled by the Company in connection with a share repurchase program.
(2)	Acquired, released, cancelled or forfeited by a Company’s trust in connection with the Company’s Long-Term Retention Plan described below.

Under the Company’s bylaws, the Company’s Board of Directors consists of 20 members, of which the holders of Series “A” Shares, Series “B” Shares, Series “D” Shares and Series “L” Shares, each voting as a class, are entitled to elect eleven members, five members, two members and two members, respectively.

Holders of Series “D” Shares are entitled to receive a preferred dividend equal to 5% of the nominal capital attributable to those Shares (nominal Ps.0.00034412306528 per share) before any dividends are payable in respect of Series “A” Shares, Series “B” Shares or Series “L” Shares. Holders of Series “A” Shares, Series “B” Shares and Series “L” Shares are entitled to receive the same dividends as holders of Series “D” Shares if stockholders declare dividends in addition to the preferred dividend that holders of Series “D” Shares are entitled to. If the Company is liquidated, Series “D” Shares are entitled to a liquidation preference equal to the nominal capital attributable to those Shares nominal Ps.0.00688246130560 per share before any distribution is made in respect of Series “A” Shares, Series “B” Shares and Series “L” Shares.

At December 31, 2023, the restated for inflation tax value of the Company’s common stock was Ps.64,361,742. In the event of any capital reduction in excess of the tax value of the Company’s common stock, such excess will be treated as dividends for income tax purposes (see Note 18).

Long-Term Retention Plan

The Company has adopted a LTRP for the conditional sale of the Company’s capital stock to key Group officers and employees under a special purpose trust.

At the Company’s annual general ordinary stockholders’ meeting held on April 2, 2013, the Company’s stockholders approved that the number of CPOs that may be granted annually under the LTRP shall be up to 1.5% of the capital of the Company. As of December 31, 2023, approximately 28.0 million CPOs or CPO equivalents that were transferred to LTRP participants were sold in the open market during 2021, 2022 and 2023. Additional sales will continue to take place during or after 2024.

The special purpose trust created to implement the LTRP as of December 31, 2023 had approximately 137.7 million CPOs or CPO equivalents. This figure is net of approximately 52.9 million, 38.5 million and 28.6 million CPOs or CPO equivalents vested in 2021, 2022 and 2023, respectively. Of the 137.7 million CPOs or CPO equivalents approximately 68.6% are in the form of CPOs and the remaining 31.4% are in the form of Series “A”, Series “B”, Series “D” and Series “L” Shares, not in the form of CPO units. As of December 31, 2023, approximately 69.1 million CPOs or CPO equivalents were held by a Company trust and will become vested between 2024 and 2026 at prices ranging from Ps.38.32 to Ps.1.60 per CPO, which may be reduced by dividends, a liquidity discount and the growth of the consolidated or relevant segment Operating Income Before Depreciation and Amortization, or OIBDA (including OIBDA affected by acquisitions) between the date of award and the vesting date, among others.

Historically, the price at which the conditional sales of the awards were made to beneficiaries was based on the lowest of (i) the closing price of the CPO on March 31 of the year of the relevant award, and (ii) the average price of the CPO during the first three months of the year of the relevant award. Beginning with the grants awarded in respect of fiscal year 2020 under the LTRP, a portion of such awards is granted at the sale price described before, and the remaining part of the relevant awards at a sale price equal to the nominal value of the CPO, which was determined at Ps.1.60 per CPO.

During the year ended December 31, 2023, the trust for the LTRP increased the number of shares and CPOs held for the purposes of this Plan in the amount of (i) 1,483.0 million shares of the Company in the form of 12.7 million CPOs, which were acquired in the amount of Ps.172,976; and (ii) 652.5 million shares of the Company in the form of 5.6 million CPOs, in connection with forfeited rights under this Plan. Also, the trust for the LTRP released 3,353.5 million shares of the Company in the form of 28.7 million CPOs and 173.7 million Serie “A” Shares not in the form of CPOs.

Following the completion of the TelevisaUnivision Transaction, the Board of Directors of the Company approved: (i) to cancel certain sale contracts for 10.8 million CPOs, corresponding to unvested conditional to sales under the LTRP to certain officers and employees of the Company in 2019, 2020 and 2021; and (ii) to release 8.0 million CPOs under the corresponding grants to such individuals. The CPOs released under such grants were sold at Ps.1.60 per CPO. In connection with this approval, the Company cancelled 10.8 million CPOs under such contracts and recognized the release of 7.1 million CPOs in the first half of 2022.

In addition to the LTRP, the Company entered into conditional sale contracts with certain officers of the Group, primarily in February 2022, for 24.7 million CPOs, of which 23.9 million of CPOs and 0.8 million of CPOs were released as a share-based expense in the first quarter and second quarter of 2022, respectively.

During the year ended December 31, 2022, the trust for the LTRP increased the number of shares and CPOs held for the purposes of this Plan in the amount of (i) 2,798.9 million shares of the Company in the form of 23.9 million CPOs, which were acquired in the amount of Ps.980,410; and (ii) 728.0 million shares of the Company in the form of 6.2 million CPOs, in connection with forfeited rights under this Plan. Also, the trust for the LTRP released 7,874.4 million shares of the Company in the form of 67.3 million CPOs, and 453.6 million Series “A” Shares not in the form of CPOs.

During the years ended December 31, 2023 and 2022, the Company made a funding for acquisition of shares in the aggregate amount of Ps.86,000 and Ps.648,242, respectively, to the trust held for the Company’s LTRP.

The Group has determined its share-based compensation expense (see Note 2 (y)), by using the BSPM at the date on which the stock was conditionally sold to certain officers and employees of the Company under the Company’s LTRP, based on the following arrangements and weighted-average assumptions:

	Long-Term Retention Plan
Arrangements:
Year of grant	2019	2020	2021	2022	2023
Number of CPOs or CPOs equivalent granted	72,558	39,200	38,800	27,500	11,600
Contractual life	2.67 years	3.00 years	3.00 years	3.00 years	3.00 years

Assumptions:
Dividend yield	0.82%	1.38%	0.94%	0.92%	2.5%
Expected volatility (1)	30.47%	35.13%	43.74%	45.75%	45.51%
Risk-free interest rate	6.88%	5.74%	5.51%	9.17%	9.05%
Expected average life of awards	2.67 years	3.00 years	3.00 years	3.00 years	3.00 years

(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

A summary of the stock conditionally sold to employees under the LTRP as of December 31, 2023 and 2022, is presented below (in Mexican pesos and thousands of CPOs):

	2023		2022
	CPOs or CPOs	Weighted-Average	CPOs or CPOs	Weighted-Average
	Equivalent	Exercise Price	Equivalent	Exercise Price
Long-Term Retention Plan:
Outstanding at beginning of year	170,731	30.68	176,858	31.22
Conditionally sold	11,600	9.38	27,500	10.00
Paid by employees	(1,795)	1.60	(15,047)	30.10
Forfeited	(3,638)	70.14	(18,580)	70.14
Outstanding at end of year	176,898	23.72	170,731	30.68
To be paid by employees at end of year	107,822	33.05	83,985	44.79

As of December 31, 2023 and 2022, the weighted-average remaining contractual life of the stock conditionally sold to employees under the LTRP is 1.18 years and 1.29, years respectively.

In addition to the LTRP, the Company entered into conditional sale contracts with members of its Board of Directors for 1.7 and 4.5 million CPOs in July 2022 and October 2023, respectively, with vesting periods of nine and six months, respectively, and with certain officers of the Group for 7.5 and 17.2 million CPOs in December 2021 and January 2022 respectively, with vesting periods of three years.